UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458

13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400

Signature, Place and Date of Signing:

/s/ Robert Horwitz           Saddle River, New Jersey         August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $110,710
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number             Name

(1)     28-10537                         RH Capital Associates Number One, L.P.


FORM 13F INFORMATION TABLE
30-Jun-05

COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6     COL 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION   MGRS   SOLE  SHARED  NONE
                                                                                          SOLE SHARED
--------------                 --------       -----       --------   -------   --- ----   ------------ ----  ----   ------  ----
ADVANCE AMER CASH ADVANCE CT    COM           00739w107   1600        100000   SH        20000  80000  (1)     20000  80000
ALAMOSA HLDGS INC               COM           011589108   1352         97240   SH        31640  65600  (1)     31640  65600
ALASKA COMMUNICATIONS SYS GR    COM           01167p101    276         27834   SH         6124  21710  (1)      6124  21710
ALPHA NATURAL RESOURCES INC     COM           02076x102   4530        189700   SH        40934 148766  (1)     40934 148766
AMERICAN WOODMARK CORP          COM           030506109   1500         50000   SH        10000  40000  (1)     10000  40000
AMERICAN INTL GROUP INC         COM           026874107   8715        150000   SH        30000 120000  (1)     30000 120000
ARMOR HOLDINGS INC              COM           042260109    990         25000   SH         5000  20000  (1)      5000  20000
COCA COLA ENTERPRISES INC       COM           191219104    929         42200   SH         8440  33760  (1)      8440  33760
CYBERSOURCE CORP                COM           23251j106    181         24812   SH         4962  19850  (1)      4962  19850
EZ CORP INC                     CLA NON VTG   302301106   1149        106884   SH       106884         (1)    106884
FIRST CASH FINL SVCS INC        COM           31942d107   1650         77188   SH        15993  61195  (1)     15993  61195
FOOT LOCKER INC                 COM           344849104   1361         50000   SH         7129  42871  (1)      7129  42871
GRAFTECH INTL LTD               COM           384313102    639        148600   SH        29786 118814  (1)     29786 118814
GREY WOLF INC                   COM           397888108   1859        250900   SH        57278 193622  (1)     57278 193622
GRIFFON CORP                    COM           398433102   1350         60812   SH        12162  48650  (1)     12162  48650
GTECH HLDGS CORP                COM           400518106   4264        145816   SH        29466 116350  (1)     29466 116350
HARLEY DAVIDSON INC             COM           412822108   1736         35000   SH         7000  28000  (1)      7000  28000
IAC INTERACTIVE CORP            COM           44919p102   1946         81020   SH               81020  (1)            81020
IPSCO INC                       COM           462622101   9273        212200   SH        42240 169960  (1)     42240 169960
IVAX CORP                       COM           465823102   8277        385000   SH        84700 300300  (1)     84700 300300
LEGG MASON INC                  COM           524901105   3123         30000   SH         5400  24600  (1)      5400  24600
MAGMA DESIGN AUTOMATION         COM           559181102   2384        285146   SH        61701 223445  (1)     61701 223445
MICROMUSE INC                   COM           595094103   7445       1317629   SH       371241 946388  (1)    371241 946388
MOBILE MINI INC                 COM           60740f105    812         23545   SH         4958  18587  (1)      4958  18587
NATIONAL MED HEALTH CARD SYS    COM NEW       636918302   1141         47432   SH         9700  37732  (1)      9700  37732
NEXTEL COMMUNICATIONS INC       CLA           65332v103   3231        100000   SH        18000  82000  (1)     18000  82000
NS GROUP INC                    COM           628916108   2051         63100   SH        13216  49884  (1)     13216  49884
OM GROUP INC                    COM           670872100   5195        210400   SH        42356 168044  (1)     42356 168044
OREGON STL MLS INC              COM           686079104   3160        183601   SH        50516 133085  (1)     50516 133085
PAXAR CORP                      COM           704227107   2593        146100   SH        31544 114556  (1)     31544 114556
RADWARE LTD                     ORD           m81873107   2260        124978   SH        29794  95184  (1)     29794  95184
POLO RALPH LAUREN CORP          CLA           731572103   8063        187037   SH        28437 158600  (1)     28437 158600
SOTHEBYS HLDGS INC              CLA           835898107   1301         95000   SH        18800  76200  (1)     18800  76200
TYCO INTL LTD NEW               COM           902124106   8526        292000   SH              292000  (1)           292000
UNIVERSAL TRUCKLOAD SVCS INC    COM           91388p105   2011        119079   SH        23816  95263  (1)     23816  95263
UNITED STATES STL CORP NEW      COM           912909108    687         20000   SH         4000  16000  (1)      4000  16000
VALUEVISION MEDIA INC           CLA           92047k107    229         19100   SH         3660  15440  (1)      3660  15440
WABTEC CORP                     COM           929740108   1375         64000   SH        13880  50120  (1)     13880  50120
X-RITE INC                      COM           983857103   1544        134180   SH        26731 107449  (1)     26731 107449
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                  110,710

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